Average Annual Total Returns - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2045 Portfolio	Apr. 30, 2025
VIP Freedom 2045 Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	13.84%
Past 5 years	9.33%
Past 10 years	9.07%
VIP Freedom 2045 Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	13.70%
Past 5 years	9.23%
Past 10 years	8.96%
VIP Freedom 2045 Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	13.54%
Past 5 years	9.06%
Past 10 years	8.80%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
IXWFZ
Average Annual Return:
Past 1 year	14.43%
Past 5 years	8.78%
Past 10 years	8.90%